UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:            |_|; Amendment Number:

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Jacobs Asset Management, L.L.C.

Address:    One Fifth Avenue
            New York, NY 10003

13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Sy Jacobs
Title:      Managing Member
Phone:      (212) 271-5526

Signature, Place and Date of Signing:


/s/ Sy Jacobs                    New York, NY                   May 17, 2010
--------------------      ---------------------------        -------------------
 [Signature]                   [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  79

Form 13F Information Table Value Total: $412,397
                                       (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-11646               JAM Partners, LP

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2010
COLUMN 1                       COLUMN  2          COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COL 7        COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP      (x1000)   PRN AMT   PRN CALL    DISCRETION  MNGRS    SOLE   SHARED NONE
--------------                 --------------     -----      -------   -------   --- ----    ----------  -----    ----   ------  ---
1ST UNITED BANCORP INC FLA     COM                33740N105   6,272       779112 SH           DEFINED       1      779,112
1ST UNITED BANCORP INC FLA     COM                33740N105   4,906       609413 SH           SOLE         NONE    609,413
ABINGTON BANCORP INC           COM                00350L109   4,187      530,000 SH           DEFINED       1      530,000
ACE LTD                        SHS                H0023R105   3,923       75,000 SH           DEFINED       1       75,000
ALTISOURCE PORTFOLIO SOLNS S   REG SHS            L0175J104   4,636      206,979 SH           DEFINED       1      206,979
ANWORTH MORTGAGE ASSET CP      COM                037347101   6,740    1,000,000 SH           DEFINED       1    1,000,000
AON CORP                       COM                037389103  13,881      325,000 SH           DEFINED       1      325,000
ARCH CAP GROUP LTD             ORD                G0450A105   3,813       50,000 SH           DEFINED       1       50,000
ASPEN INSURANCE HOLDINGS LTD   SHS                G05384105   6,489      225,000 SH           DEFINED       1      225,000
AXIS CAPITAL HOLDINGS          SHS                G0692U109   8,597      275,000 SH           DEFINED       1      275,000
BANCORP INC DEL                COM                05969A105   2,314      260,000 SH           DEFINED       1      260,000
BANK COMM HLDGS                COM                06424J103   1,666      352,260 SH           DEFINED       1      352,260
BANK COMM HLDGS                COM                06424J103   3,888      821,940 SH           SOLE         NONE    821,940
BEACON FED BANCORP INC         COM                073582108   3,388      385,467 SH           DEFINED       1      385,467
BEACON FED BANCORP INC         COM                073582108   2,329      265,000 SH           SOLE         NONE    265,000
BROOKLYN FEDERAL BANCORP INC   COM                114039100   2,628      312,800 SH           DEFINED       1      312,800
CAPE BANCORP INC               COM                139209100   7,282      902,355 SH           DEFINED       1      902,355
CAPE BANCORP INC               COM                139209100   2,304      285,544 SH           SOLE         NONE    285,544
CAPSTEAD MTG CORP              COM NO PAR         14067E506   1,362      113,870 SH           DEFINED       1      113,870
CARE INVESTMENT TRUST INC      COM                141657106   1,940      217,454 SH           DEFINED       1      217,454
CASH AMER INTL INC             COM                14754D100   6,661      168,708 SH           DEFINED       1      168,708
CATHAY GENERAL BANCORP         COM                149150104   8,102      697,214 SH           DEFINED       1      697,214
CENTER BANCORP INC             COM                151408101   5,547      667,473 SH           DEFINED       1      667,473
CENTURY BANCORP INC MASS       CL A NON VTG       156432106   3,861      201,099 SH           DEFINED       1      201,099
CHICOPEE BANCORP INC           COM                168565109   4,784      376,691 SH           DEFINED       1      376,691
CHICOPEE BANCORP INC           COM                168565109     841       66,189 SH           SOLE         NONE     66,189
CITIZENS REPUBLIC BANCORP IN   COM                174420109   3,705    3,250,000 SH           DEFINED       1    3,250,000
CLIFTON SVGS BANCORP INC       COM                18712Q103   5,424      585,101 SH           DEFINED       1      585,101
ENDURANCE SPECIALTY HLDGS LT   SHS                G30397106   7,430      200,000 SH           DEFINED       1      200,000
ESSA BANCORP INC               COM                29667D104   4,208      335,539 SH           DEFINED       1      335,539
FOX CHASE BANCORP              COM                35137P106     259       23,985 SH           DEFINED       1       23,985
HARTFORD FINL SVCS GROUP INC   COM                416515104  19,894      700,000 SH           DEFINED       1      700,000
HERITAGE FINL GROUP            COM                42725U109   2,112      174,872 SH           SOLE          1      174,872
HF FINL CORP                   COM                404172108   4,592      454,658 SH           DEFINED      NONE    454,658
HF FINL CORP                   COM                404172108   2,326      230,254 SH           SOLE          1      230,254
HOME BANCORP INC               COM                43689E107   1,647      117,674 SH           DEFINED      NONE    117,674
HOME BANCORP INC               COM                43689E107   2,195      156,776 SH           SOLE         NONE    156,776
HOME FED BANCORP INC MD        COM                43710G105   6,818      469,900 SH           DEFINED       1      469,900
HOME FED BANCORP INC MD        COM                43710G105   1,355       93,403 SH           SOLE         NONE     93,403
INVESTORS BANCORP INC          COM                46146P102     966       73,207 SH           DEFINED       1       73,207
JPMORGAN CHASE & CO            COM                46625H100  21,256      475,000 SH           DEFINED       1      475,000
LAKE SHORE BANCORP INC         COM                510700107   1,425      171,699 SH           DEFINED       1      171,699
LAKE SHORE BANCORP INC         COM                510700107   2,063      248,596 SH           SOLE         NONE    248,596
LENNAR CORP                    CL B               526057302  19,530    1,400,000 SH           DEFINED       1    1,400,000
LOEWS CORP                     COM                540424108  11,184      300,000 SH           DEFINED       1      300,000
LOUISANA BANCORP INC NEW       COM                54619P104   3,608      242,338 SH           DEFINED       1      242,338
LOUISANA BANCORP INC NEW       COM                54619P104   2,387      160,311 SH           SOLE         NONE    160,311
MIDSOUTH BANCORP INC           COM                598039105   4,999      302,941 SH           DEFINED       1      302,941
MIDSOUTH BANCORP INC           COM                598039105   4,067      247,059 SH           SOLE         NONE    247,059
MONTPELIER RE HOLDINGS LTD     SHS                G62185106   2,522      150,000 SH           DEFINED       1      150,000
NARA BANCORP INC               COM                63080P105   4,380      500,000 SH           DEFINED       1      500,000
NEWPORT BANCORP INC            COM                651754103   3,278      279,000 SH           DEFINED       1      279,000
NICHOLAS FINANCIAL INC         COM NEW            65373J209   1,358      179,399 SH           DEFINED       1      179,399
NORTHEAST CMNTY BANCORP INC    COM                664112109   3,451      479,957 SH           DEFINED       1      479,957
NORTHEAST CMNTY BANCORP INC    COM                664112109     366       50,894 SH           SOLE         NONE     50,894
NORTHWEST BANCSHARES INC MD    COM                667340103   8,504      725,000 SH           DEFINED       1      725,000
OCEANFIRST FINL CORP           COM                675234108   5,242      461,406 SH           DEFINED       1      461,406
OCWEN FINL CORP                COM NEW            675746309   1,334      120,300 SH           DEFINED       1      120,300
OMNIAMERICAN BANCORP INC       COM                68216R107   4,368      378,800 SH           DEFINED       1      378,800
ORIENTAL FINL GROUP INC        COM                68618W100   8,100      600,000 SH           DEFINED       1      600,000
ORIENTAL FINL GROUP INC        COM                68618W100   4,091      303,000 SH           SOLE         NONE    303,000
ORITANI FINL CORP              COM                686323106     206       12,800 SH           DEFINED       1       12,800
PARTNERRE LTD                  COM                G6852T105   8,518      106,846 SH           DEFINED       1      106,846
PENNYMAC MTG INVT TR           COM                70931T103   2,990      180,000 SH           DEFINED       1      180,000
PLATINUM UNDERWRITER HLDGS L   COM                G7127P100  15,265      411,684 SH           DEFINED       1      411,684
POPULAR INC                    COM                733174106   5,456    1,875,000 SH           DEFINED       1    1,875,000
PROSHARES TR                   PSHS ULTSH 20YRS   74347R297  14,607      300,000 SH           DEFINED       1      300,000
PROVIDENT FINL HLDGS INC       COM                743868101   3,262      937,231 SH           DEFINED       1      937,231
SIMMONS 1ST NATL CORP          CL A $1 PAR        828730200   3,314      120,200 SH           DEFINED       1      120,200
STERLING BANCORP               COM                859158107   2,922      290,700 SH           DEFINED       1      290,700
TECHE HLDG CO                  COM                878330109   1,645       50,000 SH           SOLE         NONE     50,000
TFS FINL CORP                  COM                87240R107   9,794      733,628 SH           DEFINED       1      733,628
TOWER GROUP INC                COM                891777104     554       25,000 SH           DEFINED       1       25,000
UNITED FINANCIAL BANCORP INC   COM                91030T109   5,083      363,600 SH           DEFINED       1      363,600
WASHINGTON BKG CO OAK HBR WA   COM                937303105   6,696      531,862 SH           DEFINED       1      531,862
WASHINGTON BKG CO OAK HBR WA   COM                937303105   4,060      322,501 SH           SOLE         NONE    322,501
WHITE MTNS INS GROUP LTD       COM                G9618E107   6,768       19,064 SH           DEFINED       1       19,064
WILLIS LEASE FINANCE CORP      COM                970646105  10,957      694,368 SH           DEFINED       1      694,368
WILLIS LEASE FINANCE CORP      COM                970646105   7,515      476,227 SH           SOLE         NONE    476,227
